SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 11,946	$ 13,506	$ 23,961	$ 27,264
Direct operating costs	(10,119)	(11,423)	(20,189)	(22,989)
General and administrative expenses	(307)	(398)	(624)	(799)
Gains (loss) on acquisitions / dispositions, net	84	87	99	168
Gain (loss) on acquisitions / dispositions, net recorded in equity	22	31	82	225
Other income (expense), net	13	16	73	19
Interest income (expense), net	(778)	(932)	(1,574)	(1,797)
Current income tax (expense) recovery	(122)	(267)	(212)	(393)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	81	75	155	156
Depreciation and amortization expense	(809)	(907)	(1,617)	(1,807)
Impairment reversal (expense), net	0	(7)	10	(7)
Gain (loss) on acquisitions / dispositions, net recorded in equity	(22)	(31)	(82)	(225)
Other income (expense), net	(113)	122	(57)	248
Deferred income tax (expense) recovery	239	216	344	284
Non-cash items attributable to equity accounted investments	(50)	(47)	(101)	(103)
Net income (loss)	65	41	268	244
Direct costs	10,928	12,330	21,806	24,796
Other income (expense), net	(100)	138	16	267
Net unrealized revaluation gain (loss)	8		46
Other expenses	10	10	20	22
Other expenses related to fair value adjustments	82		82
Gain on debt modification and extinguishment	13		8
Business separation expenses, stand-up costs and restructuring charges	13	(20)	18	(34)
Transaction costs	5	(17)	18	(26)
Equity accounted income (loss)	31	28	54	53	$ 132
Direct operating costs	(10,928)	(12,330)	(21,806)	(24,796)
Gain on disposal of economic ownership interest				70
Other income (expense), net	(100)	138	16	267
Other income			2
Net unrealized revaluation gain (loss)	8		46
Business separation expenses, stand-up costs and restructuring charges	13	(20)	18	(34)
Other expenses	10	10	20	22
Gain on debt modification and extinguishment	13		8
Other expenses related to fair value adjustments	82		82
Transaction costs	5	(17)	18	(26)
Net realized revaluation gain (loss)			15
Equity accounted income (loss)	31	28	54	53	$ 132
Operating segments
Disclosure of operating segments [line items]
Revenues	3,639	4,128	7,163	8,303
Direct operating costs	(3,085)	(3,449)	(6,023)	(6,922)
General and administrative expenses	(107)	(148)	(221)	(299)
Gains (loss) on acquisitions / dispositions, net	81	22	96	95
Gain (loss) on acquisitions / dispositions, net recorded in equity	22	8	69	78
Other income (expense), net	5	7	67	8
Interest income (expense), net	(256)	(326)	(517)	(618)
Current income tax (expense) recovery	(42)	(81)	(72)	(126)
Preferred equity distributions	(13)	(22)	(26)	(44)
Equity accounted Adjusted EFO	45	46	84	91
Adjusted EFO	289	185	620	566
Depreciation and amortization expense	(251)	(294)	(504)	(586)
Impairment reversal (expense), net		(3)	5	(3)
Gain (loss) on acquisitions / dispositions, net recorded in equity	(22)	(8)	(69)	(78)
Other income (expense), net	(89)	16	(84)	83
Deferred income tax (expense) recovery	88	90	131	115
Non-cash items attributable to equity accounted investments	(35)	(34)	(71)	(71)
Net income (loss)	(20)	(48)	28	26
Net unrealized revaluation gain (loss)	2	44		147
Gain from disposal of partnership real estate services			15
Gain (loss) on acquisitions /dispositions, net				67
Business separation income			50
Other income	3
Net unrealized revaluation gain (loss)	2	44		147
Net realized revaluation gain (loss)		19		18
Unallocated amounts
Disclosure of operating segments [line items]
Revenues	8,307	9,378	16,798	18,961
Direct operating costs	(7,034)	(7,974)	(14,166)	(16,067)
General and administrative expenses	(200)	(250)	(403)	(500)
Gains (loss) on acquisitions / dispositions, net	3	65	3	73
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	23	13	147
Other income (expense), net	8	9	6	11
Interest income (expense), net	(522)	(606)	(1,057)	(1,179)
Current income tax (expense) recovery	(80)	(186)	(140)	(267)
Preferred equity distributions	13	22	26	44
Equity accounted Adjusted EFO	36	29	71	65
Depreciation and amortization expense	(558)	(613)	(1,113)	(1,221)
Impairment reversal (expense), net		(4)	5	(4)
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	(23)	(13)	(147)
Other income (expense), net	(24)	106	27	165
Deferred income tax (expense) recovery	151	126	213	169
Non-cash items attributable to equity accounted investments	(15)	(13)	(30)	(32)
Net income (loss)	85	89	240	218
Business services
Disclosure of operating segments [line items]
Revenues	7,585	7,874	15,047	15,812
Depreciation and amortization expense	(248)	(252)	(502)	(505)
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues	2,353	2,255	4,536	4,465
Direct operating costs	(2,154)	(2,004)	(4,111)	(3,971)
General and administrative expenses	(35)	(43)	(73)	(88)
Gains (loss) on acquisitions / dispositions, net	0	22	15	89
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	8	0	14
Other income (expense), net	2	0	51	0
Interest income (expense), net	(72)	(79)	(143)	(140)
Current income tax (expense) recovery	(17)	(51)	(38)	(59)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	9	11	17	22
Adjusted EFO	86	119	254	332
Gain (loss) related to financial instrument investments				22
Infrastructure services
Disclosure of operating segments [line items]
Revenues	942	2,006	1,828	4,017
Depreciation and amortization expense	(222)	(301)	(434)	(604)
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues	322	789	629	1,601
Direct operating costs	(189)	(574)	(373)	(1,160)
General and administrative expenses	(20)	(43)	(39)	(86)
Gains (loss) on acquisitions / dispositions, net	0	0	0	6
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	0	0	0
Other income (expense), net	0	6	12	6
Interest income (expense), net	(60)	(109)	(123)	(212)
Current income tax (expense) recovery	(3)	(6)	(4)	(30)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	26	25	46	49
Adjusted EFO	76	88	148	174
Industrials
Disclosure of operating segments [line items]
Revenues	3,419	3,626	7,086	7,435
Depreciation and amortization expense	(339)	(354)	(681)	(698)
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues	964	1,084	1,998	2,237
Direct operating costs	(739)	(868)	(1,532)	(1,780)
General and administrative expenses	(27)	(36)	(56)	(73)
Gains (loss) on acquisitions / dispositions, net	81	0	81	0
Gain (loss) on acquisitions / dispositions, net recorded in equity	22	0	69	64
Other income (expense), net	3	1	4	2
Interest income (expense), net	(86)	(104)	(176)	(201)
Current income tax (expense) recovery	(22)	(24)	(23)	(44)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	10	10	21	20
Adjusted EFO	206	63	386	225
Corporate and other
Disclosure of operating segments [line items]
Depreciation and amortization expense	0	0	0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Direct operating costs	(3)	(3)	(7)	(11)
General and administrative expenses	(25)	(26)	(53)	(52)
Gains (loss) on acquisitions / dispositions, net	0	0	0	0
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	0	0	0
Other income (expense), net	0	0	0	0
Interest income (expense), net	(38)	(34)	(75)	(65)
Current income tax (expense) recovery	0	0	(7)	7
Preferred equity distributions	(13)	(22)	(26)	(44)
Equity accounted Adjusted EFO	0	0	0	0
Adjusted EFO	$ (79)	$ (85)	$ (168)	$ (165)